Preferred Shares (Details Narrative) - $ / shares	Feb. 29, 2020	Dec. 16, 2019	Aug. 31, 2019	Aug. 31, 2018
Preferred stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	8,000,000	10,000,000	10,000,000
Series A Preferred Stock [Member]
Preferred stock, par or stated value per share (in dollars per share)		$ 0.0001
Preferred stock, shares authorized		10,000,000
Series A Preferred Stock [Member] | Board of Directors [Member]
Preferred stock, shares authorized		8,000,000